Share-based compensation	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Share-based compensation
27	Share-based compensation
The Company maintains as part of its Executive Compensation Policy long-term incentives plan (“LTI”), applicable to executive officers, executives and key employees, with the main objectives of (i) maintain and attract highly qualified personnel for the Company, (ii) assure those who are able to contribute to improving the Company’s performance of the right to participate in the results of their contribution, and (iii) also to ensure the continuity of the Company’s management by aligning the interests of executives with those of shareholders.
The current ILP includes a compensation plan based on virtual shares.
The value of LTI will be converted at the average price of the Company’s shares in the last 30 trading days (based on the EMBR3 shares listed in the Brazilian stock exchange - B3) by determining the quantity of virtual shares allocated to each participant, divided into two classes: (i) in the form of restricted virtual shares (associated with the service period) and (ii) in the form of virtual performance shares. The Company will pay the LTI by converting the quantity of virtual shares into Reais at the average quoted price (weighted by trading volume) of the Company’s shares in the last 10 trading days, as follows:
Grants made until the year 2020:

•	restricted virtual shares: (i) 33% on the third anniversary of the grant date; (ii) 33% on the fourth anniversary of the grant date, and (iii) 34% on the fifth anniversary of the grant date.

•	virtual performance shares: 100% on the third anniversary of the grant.
Grants made until the year 2021:

•	restricted virtual shares: 100% on the third anniversary of the grant.

•	v irtual performance shares: 100% on the third anniversary of the grant.
For grants made until 2018, the amounts resulting from the conversion of virtual shares are included to the equivalent amounts of dividends and interest on equity effectively distributed by the Company during the vesting period. Grants made from 2018 do not consider the dividends accumulated in the period between grant and vesting.
The fair value of virtual shares is determined based on the average price of Company’s shares in the last 10 trading days of the Embraer share on B3, in accordance with the plan’s rules and applied to the number of virtual shares attributed to each participant in proportion to the vesting period and recorded as accounts payable (Note 2
1
).
Amounts shown in the tables below refer to the Consolidated balance and are net of charges:

	Amount of virtual stock	Grant value (i)	Amount of virtual stock (ii)	Fair value of shares (R$) (iii)	Fair value of shares (US$) (iii)
Grants on April 12, 2018	1,622,986	35.2	167,347	2.3	0.4
Grants on March 12, 2019	1,349,153	26.0	323,415	4.4	0.8
Grants on March 24, 2020	1,633,741	27.7	1,157,029	15.8	3.0
Grants on November 13, 2020	6,530,000	43.6	4,326,111	59.2	11.4
Grants on March 18, 2021	2,181,442	24.6	1,293,066	17.7	3.4
Grants on March 11, 2022	2,292,434	40.4	631,352	8.6	1.7
Grants on September 05, 2022	13,662,385	187.1	2,074,484	28.4	5.5
Grants on November 18, 2022	6,254,302	78.7	542,908	7.4	1.4

At December 31, 2022	35,526,443	463.3	10,515,712	143.8	27.6

	Amount of virtual stock	Grant value (i)	Amount of virtual stock (ii)	Fair value of shares (R$) (iii)	Fair value of shares (US$) (iii)
Grants on August 24, 2017	1,930,350	30.5	230,750	5.0	1.0
Grants on April 12, 2018	1,622,986	35.2	314,552	6.8	1.3
Grants on March 12, 2019	1,160,552	22.4	885,237	19.3	3.7
Grants on March 24, 2020	1,401,293	23.8	710,127	15.5	3.0
Grants on November 13, 2020	6,530,000	43.6	2,399,444	52.2	10.0
Grants on March 18, 2021	2,181,442	24.6	591,938	12.9	2.5

At December 31, 2021	14,826,623	180.1	5,132,048	111.7	21.5

(i)	Refers to the estimated fair value of total virtual shares to be granted in each grant date.
(ii)	Outstanding virtual shares until December 31, 2022 and December 31, 2021 considering the plan’s vesting period and less the virtual shares already paid to the beneficiaries.
(iii)
Fair value of virtual shares as of December 31, 2022 and December 31, 2021 considering the plan’s vesting period and fair value of Embraer’s shares in the market on each date based on the plan’s requirements.